INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	December 31,
	2019	2018

Raw materials	$10,700	$6,156
Finished products	17,575	16,464

	$28,275	$22,620